Discontinued Operations and Deconsolidation - Schedule of Balance Sheets and the Results of Operations of the Company Classified as Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 28,145
Accounts receivable, net		19,498,525
Other receivables - related parties		1,204,797
Other receivables, net		3,857,418
Prepayments		8,650,189
Inventories, net		1,427,716
TOTAL CURRENT ASSETS		34,666,790
Plant and equipment, net		8,904,131
Right-of-use asset, net		13,826
Deferred tax assets		187,392
Land-use rights, net		2,068,275
Intangible assets, net		11,849
TOTAL NON-CURRENT ASSETS		11,185,473
TOTAL ASSETS		45,852,263
CURRENT LIABILITIES:
Short-term bank loans		8,624,210
Accounts payable		2,680,301
Accrued liabilities and other payables		929,387
Deposit received		29,275
Taxes payable		842,332
Other payables - related parties		101,380
Lease liability		14,770
TOTAL CURRENT LIABILITIES		13,221,655
Long-term bank loan		2,920,942
Long-term account payable		1,654,129
TOTAL NON-CURRENT LIABILITIES		4,575,071
TOTAL LIABILITIES		17,796,726
SHAREHOLDERS’ EQUITY
Additional paid-in capital		3,862,919
Retained earnings		16,952,112
Accumulated other comprehensive loss		(4,792,129)
TOTAL HUACHEN CAYMAN SHAREHOLDERS’ EQUITY		16,022,902
Non-controlling interest		12,032,635
TOTAL SHAREHOLDERS’ EQUITY		28,055,537
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		45,852,263
REVENUE
Revenue	8,319,958	40,944,770	$ 34,279,022
Total revenue	8,319,958	40,944,770	34,279,022
COST OF REVENUE AND RELATED TAX	5,606,134	35,226,302	28,072,748
GROSS PROFIT	2,713,824	5,718,468	6,206,274
OPERATING EXPENSES
Selling and marketing expenses	489	172,677	159,303
General and administrative expenses	1,278,226	2,830,090	2,991,355
Research and development expenses	43,860	378,793	457,523
Total operating expenses	1,322,575	3,381,560	3,608,181
INCOME FROM OPERATIONS	1,391,249	2,336,908	2,598,093
Interest expense, net	(22,494)	(608,851)	(815,657)
Other income, net	56,376	183,866	234,884
Total other income(expense), net	33,882	(424,985)	(580,773)
INCOME BEFORE INCOME TAX PROVISION	1,425,131	1,911,923	2,017,320
INCOME TAXE EXPENSE	6	322,414	1,220
INCOME FROM DISCONTINUED OPERATIONS	1,425,125	1,589,509	2,016,100
Net income attributable to the noncontrolling interest	331,626	15,880	195,140
Net income attributable to common shareholders	1,093,499	1,573,629	1,820,960
OTHER COMPREHENSIVE INCOME
Foreign currency translation loss	(4,792,129)	(395,067)	(1,770,360)
Other comprehensive loss, net of tax	(4,792,129)	(395,067)	(1,770,360)
TOTAL COMPREHENSIVE (LOSS) INCOME FROM DISCONTINUED OPERATIONS	$ (3,367,004)	$ 1,194,442	$ 245,740